ANNUAL REPORT
                                OCTOBER 31, 1999

                                   LEGG MASON
                                  LIGHT STREET
                                   TRUST, INC.


                              MARKET NEUTRAL TRUST



                                 PRIMARY CLASS



                         [LEGG MASON LOGO APPEARS HERE]
                                          LEGG
                                         MASON
                                         FUNDS
                           THE ART OF INVESTING(SM)

TO OUR SHAREHOLDERS,

     We are pleased to provide you with the annual report for the Legg Mason Light Street Trust, Inc. for the period ended October 31, 1999. Since its inception on February 16, 1999, the Trust's first fund, Market Neutral Trust ("Fund"), has grown to almost $18 million in net assets. At October 31, 1999, the net asset value of the Fund was $9.60.

     Batterymarch Financial Management, Inc., the portfolio manager for the Fund, is responsible for the day-to-day management of the Fund. The Fund seeks long-term capital appreciation while minimizing exposure to general U.S. equity market volatility. We are very excited about the addition of this new fund to the Legg Mason Family of Funds, and we welcome those of you who are shareholders of the Fund.

     On the following pages, the portfolio manager for the Fund reviews the portfolio's structure and investment philosophy, and comments on the outlook for the market neutral investment approach. As always, historical performance is not indicative of future results, and the principal value of our holdings will continue to fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

     PricewaterhouseCoopers LLP, the Fund's independent accountants, has completed its annual examination, and audited financial statements for the period from inception to October 31, 1999, are included in this report.

     With less than three weeks to go until the end of the century, attention continues to focus on the Year 2000 issue. As you know, the Year 2000 issue is a computer programming problem that affects the ability of computers to correctly process dates of January 1, 2000, and beyond. Legg Mason has developed and implemented a plan designed to ensure that the Year 2000 date change will have no adverse impact on Legg Mason's ability to service clients.

     Legg Mason's Year 2000 Project consists of four phases: the inventory, assessment, remediation and testing phases, which have all been completed. We have tested all of our internal applications with positive results. Industry-wide testing sponsored by the Securities Industry Association ("SIA") was conducted in March and April of 1999 with tremendous success. Legg Mason's brokerage subsidiaries, as well as its primary vendors, actively participated in this testing. The test revealed only four Year 2000 problems -- out of more than 250,000 test results -- and the industry quickly fixed those problems. Although individual customer testing was not available, we have successfully tested models representing all forms of accounts maintained at Legg Mason, including the Trust's shareholder accounts.

     We hope you will consider using the Fund for investments of additional funds as they become available. Many of our shareholders regularly add to their Fund holdings by authorizing automatic, monthly transfers from their bank checking or Legg Mason brokerage accounts. Your Legg Mason Financial Advisor will be happy to help you make these arrangements if you would like to purchase shares in this convenient way.

                                                Sincerely,

                                                /s/ EDWARD A. TABER, III

                                                Edward A. Taber, III
                                                President
December 13, 1999

PORTFOLIO MANAGER'S COMMENTS
Legg Mason Light Street Trust, Inc.

MARKET NEUTRAL TRUST
     Performance for the Fund has improved since our report six months ago. For the six months ended October 31, 1999, the Fund's return(1) was +1.4%, compared with +2.3% for 90-day U.S. Treasury Bills.(2) The S&P 500 for this period was +2.7%.

     Monthly performance for the Fund turned positive in June in response to the broadening of the equity market. Our bottom-up fundamental approach to stock selection was rewarded in this investment environment; specifically, companies that generated cash experienced price appreciation, on average, while companies that had negative cash flow depreciated in value. Importantly, the Fund's return remained positive in July, up 2.1% for the month, in the face of deteriorating conditions for equities due to fears of additional Fed rate increases, earnings pre-announcements, a weakening dollar and increasing Y2K uncertainty. The S&P declined -3.1% in July.

     For the longer term, we are disappointed with the Fund's performance since inception. From February 16, 1999 through October, the Fund's return was -3.2%, compared with +3.3% for 90-day U.S. Treasury Bills. Performance over this period was influenced by negative stock selection in the Fund's first three months, a period characterized by extreme style rotation and a difficult investment environment for most market neutral managers.

INVESTMENT PROCESS
     We believe that the key to added value is a disciplined investment process that incorporates rigorous stock selection and effective risk control.

     The market neutral process is specifically designed to consistently add value over the longer term regardless of market direction, buying "long" the stocks ranked most highly by our stock selection model and selling "short" those ranked least favorably. A market neutral portfolio contains both long and short equity positions, with each long position matched to a short position in the same industry sector, in equal dollar amounts. This balance is intended to effectively neutralize market risk.

     The goal of a market neutral manager is to pick the right stocks on both the long and short sides of the portfolio--to make money on both the winners and the losers. Portfolio returns result from the performance of the long plus the short positions. The portfolio also earns interest from the invested proceeds of the short sales.

     Our bottom-up quantitative approach models the thought process and disciplines of a "smart" fundamental investor. We screen a broad universe of stocks for liquidity. The resulting universe is


------------------

(1)Total return measures investment performance in terms of appreciation or depreciation in net asset value per share plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Past performance does not guarantee future results.
(2)Although the Fund uses the T-bill as a benchmark, an investment in the Fund differs because T-bills, unlike the Fund, are backed by the full faith and credit of the United States Government, have a fixed rate of return when held to maturity, a short duration, no credit risk of losing capital, and little or no potential for appreciation.

analyzed in detail using Batterymarch Financial Management, Inc.'s proprietary, multi-factor stock selection model.

     Designed to encompass the best of both quantitative and fundamental approaches, the model incorporates the broad dimensions typically used by fundamental analysts: cash flow, earnings growth, expectations, value, technical factors and corporate signals. Run daily, the model ranks each stock in the universe on a sector-neutral basis and is designed so that no single dimension or set of factors dominates, a distinguishing feature of our investment style.

     In addition to rigorous stock selection, we seek to add value through a disciplined investment process that incorporates risk control. We manage the neutrality of the Fund through risk control procedures that include the monitoring of forecast tracking error and the targeting of zero net sector exposures. The Fund seeks to be both industry sector and market capitalization neutral, with the "longs" and "shorts" within each sector in near-equal proportions. The portfolio is fully invested at all times--with a beta of almost zero to the U.S. equity market.

     A market neutral portfolio is a high turnover portfolio by design, requiring real-time position monitoring and careful and timely trade execution. Trades for the Fund are executed through our performance-based basket-trading strategy, which helps us to time trades to best advantage and to minimize trading costs.

     In summary, while we are disappointed with the Fund's inception-to-date performance, we are pleased that more recent results have improved substantially. We remain confident in our ability to pick stocks over the longer term and continue to believe that the Fund can provide important diversification for long-term investors.

                                         Batterymarch Financial Management, Inc.

December 10, 1999

PERFORMANCE INFORMATION
LEGG MASON LIGHT STREET TRUST, INC.


PERFORMANCE COMPARISON OF A $10,000 INVESTMENT AS OF OCTOBER 31, 1999

     The returns shown on this page are based on historical results and are not intended to indicate future performance. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Average annual returns tend to smooth out variations in a fund's return, so that they differ from actual year-to-year results. No adjustment has been made for any income taxes payable by shareholders.

     The following graph compares the Fund's total returns against that of a closely matched broad-based securities market index. The lines illustrate the cumulative total return of an initial $10,000 investment for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling portfolio securities. The line representing the securities market index does not include any transaction costs associated with buying and selling securities in the index or other administrative expenses. Both the Legg Mason Fund's results and the indices' results assume reinvestment of all dividends and distributions.

     The Market Neutral Trust has two classes of shares: Primary Class and Navigator Class. The Navigator Class of Market Neutral Trust has not commenced operations.

MARKET NEUTRAL TRUST -- PRIMARY CLASS

[BAR CHART APPEARS HERE]

                            Cumulative
                           Total Return
-------------------------------------------
 Life of Class(+)               -3.20%
-------------------------------------------
(+) Inception Date -- February 16, 1999
-------------------------------------------



Label           Market Neutral   US Treasury
1     2/16/99       10000           10000
2     2/28/99        9990           10015
3     3/31/99        9920           10053
4     4/30/99        9550           10090
5     5/31/99        9440           10129
6     6/30/99        9500           10167
7     7/31/99        9700           10206
8     8/31/99        9660           10247
9     9/30/99        9680           10287
10   10/31/99        9680           10329



                    -----------------------------------------
                    ..... Market Neutral Trust Primary Class
                    _____ U.S. Treasury Bill 3-Month Index(1)
                    -----------------------------------------


----------------
(1)This is the Salomon Smith Barney 3-month U.S. Treasury Bill index, as calculated by the Frank Russell Company.

STATEMENT OF NET ASSETS
Legg Mason Light Street Trust, Inc.
October 31, 1999
(Amounts in Thousands)

MARKET NEUTRAL TRUST


                                                       Shares/Par   Value
--------------------------------------------------------------------------------
COMMON STOCKS AND EQUITY INTERESTS -- 99.4%


     CAPITAL GOODS -- 6.5%
     Borg-Warner Automotive, Inc.                             2   $    79
     Commonwealth Industries, Inc.                            6        64
     Delphi Automotive Systems Corporation                   10       158
     Minnesota Mining and Manufacturing Company (3M)          1       105
     Pentair, Inc.                                            2        90
     Superior Industries International, Inc.                  5       136
     Tecumseh Products Company                                3       158
     The Manitowoc Company, Inc.                              3        99
     Tyco International Ltd.                                  2        72
     United Technologies Corporation                          3       169
                                                                  -------
                                                                    1,130
                                                                  -------
     COMMERCIAL SERVICES -- 2.6%
     John H. Harland Company                                  6       116
     U.S. Foodservice                                         4        85(A)
     Valassis Communications, Inc.                            4       174(A)
     Wallace Computer Services, Inc.                          4        84
                                                                  -------
                                                                      459
                                                                  -------
     CONSUMER DURABLES -- 3.6%
     Cooper Tire & Rubber Company                             2        39
     Department 56, Inc.                                      5        88(A)
     Fairfield Communities, Inc.                              6        78(A)
     National R.V. Holdings, Inc.                             3        63(A)
     NVR, Inc.                                                3       123(A)
     Shaw Industries, Inc.                                    7       108
     The Ryland Group, Inc.                                   6       128
                                                                  -------
                                                                      627
                                                                  -------
     CONSUMER NON-DURABLES -- 8.5%
     Alberto-Culver Company                                   8       177
     Anheuser-Busch Companies, Inc.                           3       180
     Authentic Fitness Corporation                            4        70
     Canandaigua Brands, Inc.                                 3       175(A)
     Guess ?, Inc.                                            6        74(A)
     IBP, inc.                                                5       120
     International Home Foods, Inc.                           4        84(A)
     International Multifoods Corporation                     6       123
     Kimberly-Clark Corporation                               3       208
     Nabisco Holdings Corp.                                   5       179
     Nike, Inc.                                               2        96
                                                                  -------
                                                                    1,486
                                                                  -------

Legg Mason Light Street Trust, Inc.



MARKET NEUTRAL TRUST -- CONTINUED

                                                       Shares/Par     Value
--------------------------------------------------------------------------------
CONSUMER SERVICES-- 4.6%
Buffets Inc.                                                8       $    75(A)
Central Newspapers, Inc.                                    4           159
Churchill Downs Incorporated                                1            29(A)
Houghton Mifflin Company                                    4           182
Outback Steakhouse, Inc.                                    4            80(A)
RARE Hospitality International, Inc.                       N.M.           8(A)
Ruby Tuesday, Inc.                                          3            53
Speedway Motorsports, Inc.                                  2            87(A)
Tricon Global Restaurants, Inc.                             2            96(A)
Univision Communications Incorporated                       1            43(A)
                                                                    -------
                                                                        812
                                                                    -------
ENERGY -- 4.1%
Amerada Hess Corporation                                    4           201
Apache Corporation                                          4           168
Mitchell Energy & Development Corp.                         7           169
Vintage Petroleum, Inc.                                    10           107(A)
Western Gas Resources Incorporated                          4            69
                                                                    -------
                                                                        714
                                                                    -------
FINANCE -- 19.1%
Advanta Corp.                                               4            70
Amli Residential Properties Trust                           5            98
Associates First Capital Corporation                        2            58
AXA Financial, Inc.                                         4           128
CBL & Associates Properties, Inc.                           8           171
Citigroup Inc.                                              4           211
Doral Financial Corporation                                N.M.           4
Federal Realty Investment Trust                             8           149
General Growth Properties, Inc.                             3            87
Glimcher Realty Trust                                      12           179
Golden State Bancorp Inc.                                   6           127(A)
Hudson United Bancorp                                       6           176
IRT Property Company                                       11            95
LaSalle Hotel Properties                                    8            94
MBNA Corporation                                            7           193
Morgan Stanley Dean Witter & Co.                            2           177
Providian Financial Corporation                             2           185
Rent-Way, Inc.                                              4            73(A)
The Chase Manhattan Corporation                             2           184
The Goldman Sachs Group, Inc.                               2           135
The John Nuveen Company                                     5           175

                                                        Shares/Par    Value
--------------------------------------------------------------------------------
FINANCE --CONTINUED
The Macerich Company                                         6      $   126
The Rouse Company                                            8          170
United Dominion Realty Trust, Inc.                          10          114
Urban Shopping Centers, Inc.                                 7          170
                                                                    -------
                                                                      3,349
                                                                    -------
HEALTH CARE -- 3.9%
AmeriSource Health Corporation                               2           30(A)
Arrow International, Inc.                                    2           52
Cardinal Health, Inc.                                        1           56
Mallinckrodt Inc.                                            6          190
Mentor Corporation                                           3           66
ResMed Inc.                                                  2           69(A)
Sybron International Corporation                             7          169(A)
Wesley Jessen VisionCare, Inc.                               2           59(A)
                                                                    -------
                                                                        691
                                                                    -------
INDUSTRIAL SERVICES-- 1.6%
EMCOR Group, Inc.                                            4           82(A)
Fluor Corporation                                            2           72
Insituform Technologies, Inc.                                3           60(A)
Offshore Logistics, Inc.                                     7           65(A)
                                                                    -------
                                                                        279
                                                                    -------
INSURANCE -- 7.6%
Allmerica Financial Corporation                              3          183
Ambac Financial Group, Inc.                                  3          173
AmerUs Life Holdings, Inc.                                   3           63
CIGNA Corporation                                            2          149
Delphi Financial Group, Inc.                                 6          189(A)
Professionals Group, Inc.                                    2           51(A)
RenaissanceRe Holdings Ltd.                                  5          182
The St. Paul Companies, Inc.                                 7          224
UICI                                                         4          109(A)
                                                                    -------
                                                                      1,323
                                                                    -------
METALS AND MINERALS -- 3.8%
Centex Construction Products, Inc.                           2           75
Georgia-Pacific Corporation (Timber Group)                   4           93
Georgia-Pacific Group                                        4          151
Johns Manville Corporation                                   6           69
USG Corporation                                              2          114
Weyerhaeuser Company                                         3          161
                                                                    -------
                                                                        663
                                                                    -------

Legg Mason Light Street Trust, Inc.



MARKET NEUTRAL TRUST -- CONTINUED

                                                        Shares/Par     Value
--------------------------------------------------------------------------------
PROCESS INDUSTRIES-- 6.9%
BMC Industries, Inc.                                         4        $    26
Boise Cascade Corporation                                    3            117
Ferro Corporation                                            6            126
H.B. Fuller Company                                          2             88
Longview Fibre Company                                      12            139
Pittway Corporation                                          4            142
Shorewood Packaging Corporation                             10            122(A)
The Geon Company                                             4             97
The Sherwin-Williams Company                                 9            199
Willamette Industries, Inc.                                  4            145
                                                                      -------
                                                                        1,201
                                                                      -------
RETAIL -- 3.6%
bebe stores, inc.                                            1             26(A)
Charming Shoppes, Inc.                                      11             54(A)
Dayton Hudson Corporation                                    2            149
Ross Stores, Inc.                                            4             74
The Cato Corporation                                         5             59
The Talbots, Inc.                                            3            132
The TJX Companies                                            5            144
                                                                      -------
                                                                          638
                                                                      -------
TECHNOLOGY -- 5.3%
Atmel Corporation                                            3            124(A)
AVX Corporation                                              3            116
Cohu, Inc.                                                   5             91
Cypress Semiconductor Corp.                                  2             61(A)
Integrated Device Technology, Inc.                           6            113(A)
International Rectifier Corporation                         10            194(A)
National Semiconductor Corporation                           2             57(A)
Teradyne, Inc.                                               2             69(A)
Vishay Intertechnology, Inc.                                 4            107(A)
                                                                      -------
                                                                          932
                                                                      -------
TECHNOLOGY SERVICES-- 5.4%
Adobe Systems Incorporated                                  1              98
CACI International Inc.                                     5             103(A)
Inet Technologies, Inc.                                     2              69(A)
Oracle Corporation                                          2              86(A)
QRS Corporation                                             3             183(A)
SERENA Software, Inc.                                       7             131(A)
Sybase, Inc.                                                8             104(A)

                                                       Shares/Par    Value
--------------------------------------------------------------------------------
   TECHNOLOGY SERVICES--CONTINUED
   Symantec Corporation                                     2          $   86(A)
   The Santa Cruz Operation, Inc.                           6              76(A)
                                                                      -------
                                                                          936
                                                                      -------
   TRANSPORTATION -- 3.6%
   Arkansas Best Corporation                               13             180(A)
   Midwest Express Holdings, Inc.                           3             100(A)
   Roadway Express, Inc.                                    6             125
   Werner Enterprises, Inc.                                 6             102
   Yellow Corporation                                       8             131(A)
                                                                      -------
                                                                          638
                                                                      -------
   UTILITIES -- 8.7%
   Allegheny Energy, Inc.                                   6             178
   Dominion Resources, Inc.                                 4             188
   DTE Energy Company                                       6             183
   Duke Energy Company                                      2              90
   Energy East Corporation                                  8             189
   FirstEnergy Corp.                                        7             185
   NSTAR                                                    4             151
   Public Service Enterprise Group Incorporated             5             186
   UtiliCorp United Inc.                                    8             177
                                                                      -------
                                                                        1,527
                                                                      -------
   Total Common Stocks and Equity Interests
       (Identified Cost -- $17,235)                                    17,405
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.1%
   State Street Bank & Trust Company
    3.50%, dated 10/29/99, to be repurchased at $187 on
    11/1/99 (Collateral: $190 Federal Home Loan Bank,
    5.875%, due 8/15/01, value $192)                       $187           187
                                                                      -------
   Total Repurchase Agreement (Identified Cost-- $187)                    187
--------------------------------------------------------------------------------
   Total Investments-- 100.5% (Identified Cost-- $17,422)              17,592
   Deposits With Brokers for Securities Sold Short-- 98.4%             17,226
   Receivable From Brokers for Securities Sold Short-- 2.0%               357
   Securities Sold Short (Proceeds $18,088)-- (99.2)%                 (17,371)
   Other Assets Less Liabilities-- (1.7)%                                (291)
                                                                      -------
   Net assets-- 100%                                                 $ 17,513
                                                                      -------

Legg Mason Light Street Trust, Inc.



MARKET NEUTRAL TRUST -- CONTINUED
--------------------------------------------------------------------------------
NET ASSETS CONSISTING OF:
Accumulated paid-in capital applicable to:
   1,824 shares outstanding                                        $18,143
Undistributed net investment income                                     86
Accumulated net realized gain/(loss) on investments                 (1,603)
Unrealized appreciation/(depreciation) of investments                  887
                                                                    ------
Net assets -- 100%                                                 $17,513
                                                                    ------
NET ASSET VALUE PER SHARE:                                           $9.60
                                                                    ------
--------------------------------------------------------------------------------
(A)Non-income producing.
 N.M. - Not meaningful.

See notes to financial statements.

SCHEDULE OF SECURITIES SOLD SHORT
Legg Mason Light Street Trust, Inc.
October 31, 1999
(Amounts in Thousands)

MARKET NEUTRAL TRUST

                                                        Shares/Par        Value
--------------------------------------------------------------------------------
COMMON STOCKS AND EQUITY INTERESTS SOLD SHORT -- 99.2%

     CAPITAL GOODS -- 4.7%
     Danaher Corporation                                    4         $   179
     Deere & Company                                        5             170
     Flowserve Corporation                                  5              91
     Kaydon Corporation                                     5             127
     Lockheed Martin Corporation                            3              50
     Loral Space & Communications Ltd.                      6              89(A)
     Orbital Sciences Corporation                           8             112(A)
                                                                       ------
                                                                          818
                                                                       ------
     COMMERCIAL SERVICES -- 2.5%
     CoStar Group Inc.                                      2              39(A)
     Moore Corporation Ltd.                                17             138
     MSC Industrial Direct Co., Inc.                        1              12
     Robert Half International Inc.                         4             116(A)
     StaffMark, Inc.                                        6              40(A)
     The Ackerley Group, Inc.                               5              84
                                                                       ------
                                                                          429
                                                                       ------
     CONSUMER DURABLES -- 4.2%
     Harley-Davidson, Inc.                                  3             190
     Newell Rubbermaid, Inc.                                7             225
     SPX Corporation                                        2             144(A)
     The Goodyear Tire & Rubber Company                     4             153
     Universal Electronics Inc.                             1              27(A)
                                                                       ------
                                                                          739
                                                                       ------
     CONSUMER NON-DURABLES-- 8.5%
     American Greetings Corporation                         4              91
     Beringer Wine Estates Holdings, Inc.                   2              68(A)
     Campbell Soup Company                                  4             184
     Flowers Industries, Inc.                              11             181
     Hershey Foods Corporation                              4             182
     H.J. Heinz Company                                     1              57
     International Flavors & Fragrances Inc.                5             191
     PepsiCo, Inc.                                          4             121
     The Clorox Company                                     1              49
     The Coca-Cola Company                                  4             212
     Wm. Wrigley Jr. Company                                2             160
                                                                       ------
                                                                        1,496
                                                                       ------

Legg Mason Light Street Trust, Inc.



MARKET NEUTRAL TRUST-- CONTINUED

                                                       Shares/Par        Value
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 5.2%
Anchor Gaming                                               1          $   67(A)
Carmike Cinemas, Inc.                                       8              97(A)
CKE Restaurants, Inc.                                       6              38
Landry's Seafood Restaurants, Inc.                         12              93(A)
Mirage Resorts, Incorporated                               13             185(A)
Paxson Communications Corporation                           8              89(A)
Prime Hospitality Corp.                                    10              77(A)
Service Corporation International                           7              62
Time Warner Inc.                                            3             202
                                                                       ------
                                                                          910
                                                                       ------
ENERGY -- 4.5%
CONSOL Energy Inc.                                         13             153
Devon Energy Corporation                                    3             117
Evergreen Resources, Inc.                                   7             158(A)
Exxon Corporation                                           2             126
Nuevo Energy Company                                        4              53
Plains Resources Inc.                                       3              48(A)
Sunoco, Inc.                                                5             125
                                                                       ------
                                                                          780
                                                                       ------
FINANCE -- 18.4%
AMCORE Financial, Inc.                                      8             191
BRE Properties, Inc.                                        8             173
Carolina First Corporation                                  4              89
CCB Financial Corporation                                   3             156
Centura Banks, Inc.                                         4             200
Chittenden Corporation                                      6             192
Citizens Banking Corporation                                7             180
F&M National Corporation                                    7             198
First Union Corporation                                     1              60
F.N.B. Corporation                                          7             180
Home Properties of New York, Inc.                           6             173
IndyMac Mortgage Holdings, Inc.                            13             185
Investment Technology Group                                 2              42
Keystone Financial, Inc.                                    8             191
Meditrust Companies                                        17             140
People's Bank                                               6             152
Republic Security Financial Corporation                     9              74
RFS Hotel Investors, Inc.                                  16             187
Ryder System, Inc.                                          9             188
Starwood Hotels & Resorts Worldwide, Inc.                   6             126
Washington Mutual Inc.                                      4             151
                                                                       ------
                                                                        3,228
                                                                       ------

                                                        Shares/Par      Value
--------------------------------------------------------------------------------
HEALTH CARE -- 3.0%
Alkermes, Inc.                                               2        $    85(A)
American Home Products Corporation                           4            204
Cyberonics, Inc.                                             4             60(A)
Guilford Pharmaceuticals Inc.                                5             71(A)
Triangle Pharmaceuticals, Inc.                               6             98
                                                                       ------
                                                                          518
                                                                       ------
INDUSTRIAL SERVICES -- 2.0%
Marine Drilling Companies, Inc.                              5             87(A)
R&B Falcon Corporation                                       4             44(A)
Stolt Comex Seaway, S.A.                                     4             45(A)
Waste Management Inc.                                        5             84
Weatherford International, Inc.                              3             85(A)
                                                                       ------
                                                                          345
                                                                       ------
INSURANCE -- 6.6%
Aegon N.V.                                                   1            110
Cincinnati Financial Corporation                             5            168
Fidelity National Financial, Inc.                            7            115
LandAmerica Financial Group, Inc.                            6            113
Markel Corporation                                           1            156(A)
Ohio Casualty Corporation                                    8            134
The Progressive Corporation                                  2            194
Transatlantic Holdings, Inc.                                 2            173
                                                                       ------
                                                                        1,163
                                                                       ------
METALS AND MINERALS -- 2.9%
Carpenter Technology Corporation                             6            149
Cleveland-Cliffs Inc.                                        6            188
Texas Industries, Inc.                                       5            179
                                                                       ------
                                                                          516
                                                                       ------
PROCESS INDUSTRIES -- 6.7%
Air Products and Chemicals, Inc.                             6            151
Bowater Incorporated                                         3            179
Georgia Gulf Corporation                                     9            192
IMC Global Inc.                                              9            117
OM Group, Inc.                                               4            165
Optical Coating Laboratory, Inc.                             1             53
Owens-Illinois, Inc.                                         3             72(A)
Potash Corporation of Saskatchewan Inc.                      3            137
Praxair, Inc.                                                2             98
                                                                       ------
                                                                        1,164
                                                                       ------

Legg Mason Light Street Trust, Inc.



MARKET NEUTRAL TRUST-- CONTINUED

                                                         Shares/Par      Value
--------------------------------------------------------------------------------
RETAIL -- 4.0%
Central Garden & Pet Company                                  11      $    78(A)
Gerald Stevens, Inc.                                           3           46(A)
J.C. Penney Company, Inc.                                      4           91
Kohl's Corporation                                             2          157(A)
O'Reilly Automotive, Inc.                                      3          122(A)
Rite Aid Corporation                                           5           41
Ruddick Corporation                                            2           38
ValueVision International, Inc.                                2           66(A)
Williams Sonoma, Inc.                                          1           70(A)
                                                                       ------
                                                                          709
                                                                       ------
TECHNOLOGY -- 6.9%
Advanced Micro Devices                                         4           73(A)
American Tower Corporation                                     8          152(A)
Cisco Systems, Inc.                                            3          215(A)
Compaq Computer Corp.                                          8          144
Ingram Micro Inc.                                              5           57(A)
Mentor Graphics Corporation                                   15          120(A)
NCR Corporation                                                3          103(A)
Quantum Corporation                                            5           77(A)
Silicon Valley Group, Inc.                                     5           58(A)
SpeedFam-IPEC, Inc.                                            6           66(A)
Storage Technology Corporation                                 4           65(A)
World Access, Inc.                                             7           86(A)
                                                                       ------
                                                                        1,216
                                                                       ------
TECHNOLOGY SERVICES -- 6.9%
Autodesk, Inc.                                                 4           75
Automatic Data Processing, Inc.                                4          212
Cadence Design Systems, Inc.                                   7          103(A)
Cambridge Technology Partners, Inc.                            6           66(A)
Computer Horizons Corp.                                        6           65(A)
Concentric Network Corporation                                 2           61(A)
iTurf Inc.                                                    11          112(A)
J.D. Edwards & Company                                         2           53(A)
Networks Associates, Inc.                                      3           53(A)
PeopleSoft, Inc.                                               7          108(A)
Policy Management Systems Corporation                          4           79(A)
Spyglass, Inc.                                                 3           47(A)
Structural Dynamics Research Corporation                       8           75(A)
Systems & Computer Technology Corporation                      9          100(A)
                                                                       ------
                                                                        1,209
                                                                       ------

                                                         Shares/Par     Value
--------------------------------------------------------------------------------
TRANSPORTATION -- 3.6%
Eagle USA Airfreight, Inc.                                    3        $   94(A)
Expeditors International of Washington, Inc.                  4           135
Forward Air Corporation                                       2            50(A)
Norfolk Southern Corporation                                  6           154
Overseas Shipholding Group, Inc.                             N.M.           3
SEACOR SMIT Inc.                                              1            41(A)
US Airways Group, Inc.                                        6           154(A)
                                                                       ------
                                                                          631
                                                                       ------
UTILITIES -- 8.6%
AGL Resources Inc.                                           11           194
Atmos Energy Corporation                                      4            88
Cinergy Corp.                                                 6           181
Kinder Morgan Inc.                                            8           169
OGE Energy Corp.                                              8           184
RGS Energy Group Inc.                                         7           182
South Jersey Industries, Inc.                                 5           138
The Montana Power Company                                     6           173
The United Illuminating Company                               4           191
                                                                       ------
                                                                        1,500
                                                                       ------
Total Common Stocks and Equity Interests Sold Short (Proceeds--$18,088)$17,371
--------------------------------------------------------------------------------
(A)Non-income producing.
 N.M. - Not meaningful.

See notes to financial statements.

STATEMENT OF OPERATIONS
Legg Mason Light Street Trust, Inc.
For the Period Ended October 31, 1999*
(Amounts in Thousands)

MARKET NEUTRAL TRUST
--------------------------------------------------------------------------------
INVESTMENT INCOME:
     Dividends (net of foreign taxes withheld of $1)      $   230
     Interest                                                 525
                                                          -------
       Total Income                                                     $ 755
EXPENSES:
     Investment advisory fee                                  222
     Distribution and service fees                            117
     Dividend expense for securities sold short               206
     Audit and legal fees                                      28
     Custodian fee                                            126
     Offering expense                                          32
     Registration expense                                      20
     Reports to shareholders                                   18
     Transfer agent and shareholder servicing expense           9
     Trustees' fees                                             4
                                                          -------
                                                              782
     Less fees waived                                        (226)
                                                          -------
        Total expenses, net of waivers                                   556
                                                                     -------
     NET INVESTMENT INCOME                                               199

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON:
     Realized gain/(loss) on:
          Investments                                       1,435
          Securities sold short                            (3,038)

     Change in unrealized appreciation/(depreciation) of:
          Investments                                         170
          Securities sold short                               717
                                                          -------
                                                                         887
                                                                     -------
     NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
          AND SECURITIES SOLD SHORT                                     (716)
--------------------------------------------------------------------------------
     CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                    $(517)
--------------------------------------------------------------------------------
     *Commencement of operations--February 16, 1999.

     See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
Legg Mason Light Street Trust, Inc.
(Amounts in Thousands)

MARKET NEUTRAL TRUST

                                                          For the Period Ended
                                                           October 31, 1999(A)
--------------------------------------------------------------------------------
CHANGE IN NET ASSETS:
Net investment income                                                 $   199
     Net realized loss on investments and securities sold short        (1,603)
     Change in unrealized appreciation/(depreciation) of investments
       and securities sold short                                          887
                                                                    ---------
     Change in net assets resulting from operations                      (517)
     Distributions to shareholders from net investment income            (145)
     Change in net assets from Fund share transactions                 18,165
                                                                    ---------
     Change in net assets                                              17,503

NET ASSETS:
     Beginning of period                                                   10
                                                                    ---------
     End of period                                                    $17,513
                                                                    ---------
Undistributed net investment income, end of period                    $    86
--------------------------------------------------------------------------------
(A)Commencement of operations--February 16, 1999.

See notes to financial statements.


                     --------------------------------------

FINANCIAL HIGHLIGHTS

     Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.




                                          Investment Operations                                 Distributions
                            --------------------------------------------------  ---------------------------------------
                                                                                               From
                            Net Asset       Net     Net Realized      Total       From          Net                      Net Asset
                              Value,    Investment and Unrealized      From        Net       Realized                      Value,
                            Beginning     Income   Gain (Loss) on   Investment  Investment    Gain on         Total        End of
                            of Period     (Loss)     Investments    Operations    Income    Investments   Distributions    Period
------------------------------------------------------------------------------------------------------------------------------------
Period Ended October 31,
  1999(A)                     $10.00       $.11B         $(.43)       $(.32)      $(.08)       $ --           $(.08)       $9.60


                      Ratios/Supplemental Data
--------------------------------------------------------------
                                 Net
                             Investment                 Net Assets,
              Expenses      Income (Loss)   Portfolio     End of
 Total       to Average      to Average     Turnover      Period
 Return      Net Assets      Net Assets       Rate    (in thousands)
--------------------------------------------------------------------

(3.20)%(B,C)  3.00%(B,D)     1.70%(B,D)     481.5%(D)      $17,513



(A) For the period February 16, 1999 (commencement of operations) to October 31, 1999.
(B) Net of fees waived pursuant to a voluntary expense limitation of 3.00% of average daily net assets through July 31, 2000. If no fees had been waived by Legg Mason Fund Adviser, Inc., the annualized ratio of expenses to average net assets for the period, including dividend expense for securities sold short, would have been 6.70%.
(C) Not annualized.
(D) Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
Legg Mason Light Street Trust, Inc.
(Amounts in Thousands)
--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES:
     The Legg Mason Light Street Trust, Inc. ("Corporation"), consisting of the Market Neutral Trust ("Fund"), is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified investment company.
     The Fund consists of two classes of shares: Primary Class, offered since February 16, 1999; and Navigator Class, offered to certain institutional investors. The Navigator Class has not commenced operations.

 SECURITY VALUATION
     Securities owned and securities sold short by the Fund for which market quotations are readily available are valued at current market value. In the absence of readily available market quotations, securities are valued at fair value as determined by the Fund's Board of Directors. Where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Fund's adviser to be the primary market. The Fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates. Securities with remaining maturities of 60 days or less are valued at amortized cost.

INVESTMENT INCOME AND DISTRIBUTIONS TO SHAREHOLDERS
     Interest income and expenses are recorded on the accrual basis. Bond premiums are amortized for financial reporting and federal income tax purposes. Bond discounts, other than original issue and zero-coupon bonds, are not amortized. Dividend income and distributions to shareholders are allocated at the class level and are recorded on the ex-dividend date. Dividends from net investment income, if available, will be paid quarterly. Net capital gain distributions, which are calculated at the Fund level, are declared and paid after the end of the tax year in which the gain is realized. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with generally accepted accounting principles; accordingly, reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under federal income tax regulations.

SECURITY TRANSACTIONS
     Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes. At October 31, 1999, receivables for securities sold and payables for securities purchased were as follows:

Receivable for                     Payable for
Securities Sold              Securities Purchased
---------------------------------------------------
    $1,107                          $1,001

SHORT SALES
     The Fund is authorized to engage in short-selling, which obligates the Fund to replace the security borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund

--------------------------------------------------------------------------------
     replaces the borrowed security. The Fund will realize a gain if the price of the security declines between those dates. Until the Fund replaces the borrowed security, the Fund will maintain a segregated account with cash and/or liquid securities sufficient to cover its short position on a daily basis. At October 31, 1999, the value of securities sold short amounted to $17,371, against which collateral of $34,818 was held. The collateral includes the Morgan Stanley deposit account, State Street Bank & Trust repurchase agreement and the securities held long, as shown in the statement of net assets. Dividends declared on securities sold short are recorded on the ex-dividend date.

     DEFERRED OFFERING AND ORGANIZATIONAL COSTS
          Deferred offering costs of $32 were fully expensed at October
     31, 1999. Organization costs of the Fund have been expensed as incurred. At October 31, 1999, organization costs of the Fund of $90 have been borne by LMFA.

     FEDERAL INCOME TAXES
          No provision for federal income or excise taxes is required since the Fund intends to qualify as a regulated investment company and distribute substantially all of its taxable income to its shareholders. At October 31, 1999, the Fund had capital loss carryforwards for federal income tax purposes of $1,542 expiring in 2007.

     USE OF ESTIMATES
          Preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. INVESTMENT TRANSACTIONS:

          For the period ended October 31, 1999, investment transactions (excluding short-term investments) were as follows:

     Purchases         Proceeds From Sales
     -------------------------------------
      $68,636               $52,836

          At October 31, 1999, cost/proceeds, aggregate gross unrealized appreciation and gross unrealized depreciation based on the cost of securities for federal income tax purposes for the Fund were as follows:


                                                                      Net
                    Cost/                                        Appreciation/
                  Proceeds   Appreciation      Depreciation     (Depreciation)
--------------------------------------------------------------------------------
Investments        $17,297      $1,103            $(995)             $108
Short Sales         18,088       1,319             (602)              717

--------------------------------------------------------------------------------
3. REPURCHASE AGREEMENTS:

          All repurchase agreements are fully collateralized by obligations issued by the U.S. Government or its agencies, and such collateral is in the possession of the Fund's custodian. The value of such collateral includes accrued interest. Risks arise from the possible delay in recovery or potential loss of rights in the collateral should the issuer of the repurchase agreement fail financially. The Fund's investment adviser, acting under the supervision of its Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.


4. TRANSACTIONS WITH AFFILIATES:
          The Fund has a management agreement with Legg Mason Fund Adviser, Inc. ("LMFA"). Pursuant to its agreement, LMFA provides the Fund with investment management and administrative services for which the Fund pays a fee of 1.90% of its average daily net assets, computed daily and payable monthly. Under the terms of the investment management agreement, LMFA is required to bear any expenses through July 31, 2000, including organization costs, which would cause the Fund's ratio of expenses to average net assets to exceed a certain set percentage as described below ("percentage"). Thereafter, through July 31, 2002, the Fund is required to reimburse LMFA for the expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the Fund's ratio of expenses to average net assets to exceed the percentage. Through the period ended October 31, 1999, LMFA had waived $222, which is subject to recapture.
          LMFA has agreed to waive its fees in any month (exclusive of taxes, interest, brokerage and extraordinary expenses) as shown in the following chart:

                                           Period Ended
                                         October 31, 1999(*) At October 31, 1999
                                          --------------       --------------
          Expense     Expense Limitation    Management           Management
         Limitation     Expiration Date    Fees Waived          Fees Payable
      --------------------------------------------------------------------------
            3.00%        July 31, 2000         $222                 $--

          Batterymarch Financial Management, Inc. ("Advisor") serves as investment advisor to the Fund. The Advisor is responsible for the actual investment activity of the Fund. LMFA pays the Advisor a fee, computed daily and payable monthly at an annual rate of 78.9% of the fee received by LMFA, or 1.5% of the Fund's average daily net assets, not to exceed the fee received by LMFA.

          Legg Mason Wood Walker, Incorporated ("Legg Mason"), a member of the New York Stock Exchange, serves as distributor for the Fund. Legg Mason receives an annual distribution fee and an annual service fee based on the Fund's Primary Class's average daily net assets, computed daily and payable monthly as follows:

                                    Period Ended
                                  October 31, 1999(*)      At October 31, 1999
                              ------------------------  ------------------------
     Distribution   Service   Distribution and Service  Distribution and Service
         Fee          Fee            Fees Waived              Fees Payable
     ---------------------------------------------------------------------------
         0.75%        0.25%               $4                       $54


     --------------
     (*)Commencement of operations--February 16, 1999.

--------------------------------------------------------------------------------
          No brokerage commissions were paid by the Fund to Legg Mason or its affiliates during the period ended October 31, 1999.
          Legg Mason also has an agreement with the Fund's transfer agent to assist it with some of its duties. For this assistance, the transfer agent paid Legg Mason a nominal amount (less than $1) for the period ended October 31, 1999.
          LMFA, Legg Mason and Batterymarch are corporate affiliates and wholly owned subsidiaries of Legg Mason, Inc.

 5. LINE OF CREDIT:

          The Fund, along with certain other Legg Mason Funds, participates in a $200 million line of credit ("Credit Agreement") to be utilized as an emergency source of cash in the event of unanticipated, large redemption requests by shareholders. Pursuant to the Credit Agreement, each participating fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the line of credit bear interest at prevailing short-term interest rates. For the period ended October 31, 1999, the Fund had no borrowings under the line of credit.

6. FUND SHARE TRANSACTIONS:

          At October 31, 1999, there were 450,000 shares authorized at $.001 par value for the Fund. Share transactions were as follows:


                                                        Reinvestment
                                           Sold        of Distributions   Repurchased       Net Change
                                     ---------------   ---------------  ---------------   ---------------
                                     Shares   Amount   Shares   Amount  Shares   Amount   Shares   Amount
     ----------------------------------------------------------------------------------------------------
     Period Ended October 31, 1999   2,508   $24,722     14      $137    (699)  $(6,694)   1,823  $18,165


REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND DIRECTORS OF LEGG MASON LIGHT STREET TRUST, INC.:

     In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Market Neutral Trust (one of the funds comprising Legg Mason Light Street Trust, Inc., hereafter referred to as the "Fund") at October 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the fiscal period presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 1999, by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Baltimore, Maryland
December 2, 1999

                      (This page intentionally left blank)

INVESTMENT MANAGER
         Legg Mason Fund Adviser, Inc.
         Baltimore, MD

INVESTMENT ADVISER
         Batterymarch Financial Management, Inc.
         Boston, MA

BOARD OF DIRECTORS
         John F. Curley, Jr., Chairman
         Edward A. Taber, III, President
         Richard G. Gilmore
         Arnold L. Lehman
         Dr. Jill E. McGovern
         G. Peter O'Brien
         T. A. Rodgers

TRANSFER AND SHAREHOLDER SERVICING AGENT
         Boston Financial Data Services
         Boston, MA

CUSTODIAN
         State Street Bank & Trust Company
         Boston, MA

COUNSEL
         Kirkpatrick & Lockhart LLP
         Washington, D.C.

INDEPENDENT ACCOUNTANTS
         PricewaterhouseCoopers LLP
         Baltimore, MD




         THIS REPORT IS NOT TO BE DISTRIBUTED UNLESS PRECEDED OR ACCOMPANIED BY A PROSPECTUS.

                      LEGG MASON WOOD WALKER, INCORPORATED
                      ------------------------------------
                                100 Light Street
                    P.O. Box 1476, Baltimore, MD 21203-1476
                                410 o 539 o 0000
LMF-233
12/99